              SUPPLEMENT TO YOUR ANNUAL PRODUCT INFORMATION NOTICE

AMERICAN FUNDS INSURANCE SERIES

Effective immediately, under the "Investment Management Fees and Other Expenses" table of your Annual Product Information Notice, the following fund information is deleted and replaced with:

                                                               DISTRIBUTION
                                                                  AND/OR                               ACQUIRED
                                                                 SERVICE                               FUND FEES
                                            MANAGEMENT           (12B-1)              OTHER               AND
UNDERLYING FUND:                               FEES                FEES              EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --
  Class 2                                      0.530%              0.250%              0.040%              N/A
 American Funds Global Small
  Capitalization Fund -- Class 2               0.710%              0.250%              0.050%              N/A
 American Funds Growth Fund --Class 2          0.320%              0.250%              0.030%              N/A
 American Funds Growth-Income Fund --
  Class 2                                      0.270%              0.250%              0.030%              N/A
 American Funds International Fund --
  Class 2                                      0.490%              0.250%              0.050%              N/A

                                                                CONTRACTUAL
                                              TOTAL             FEE WAIVER          TOTAL ANNUAL
                                              ANNUAL              AND/OR           FUND OPERATING
                                            OPERATING             EXPENSE          EXPENSES AFTER
UNDERLYING FUND:                             EXPENSES          REIMBURSEMENT         FEE WAIVER
--------------------------------------  -----------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --
  Class 2                                      0.820%                N/A                0.820%
 American Funds Global Small
  Capitalization Fund -- Class 2               1.010%                N/A                1.010%
 American Funds Growth Fund --Class 2          0.600%                N/A                0.600%
 American Funds Growth-Income Fund --
  Class 2                                      0.550%                N/A                0.550%
 American Funds International Fund --
  Class 2                                      0.790%                N/A                0.790%

INVESCO V.I. DIVIDEND GROWTH FUND
INVESCO V.I. SELECT DIMENSIONS EQUALLY-WEIGHTED S&P 500 FUND

Effective April 30, 2012, all references contained in the Annual Product Information Notice for the below listed current fund names should be deleted and replaced with the new fund names.

CURRENT FUND NAME:                   NEW FUND NAME:
------------------------------------------------------------------------
Invesco V.I. Dividend Growth Fund    Invesco V.I. Diversified Dividend
                                     Fund
Invesco V.I. Select Dimensions       Invesco V.I. Equally-Weighted S&P
Equally-Weighted S&P 500 Fund        500 Fund

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE ANNUAL PRODUCT INFORMATION NOTICE
                             FOR FUTURE REFERENCE.

HV-8131